UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            January 15, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: 223,002 (x$1000)

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

ISSUER	 ISSUER DSC     CUSIP      VALUE   SH/  SHS or  PT/ INV   OTH	VTNG AUTH
        			  ($1000)  PR    PR AM  CL  DIS   MGR    SL    SH      NO
AM EGL     COM            02553E106     707  SH    41,629   SOLE  NONE    41,629 0    0
ISHRS TR   KLD 400 IDX    464288570    3056  SH    71,554   SOLE  NONE    71,554 0    0
ISHRS TR   BCLS TIPS BD   464287176  15,311  SH   147,367   SOLE  NONE   140,201 0  7,166
ISHRS TR   RUSL1000VL     464287598   1,512  SH    26,333   SOLE  NONE    26,333 0    0
ISHRS TR   RUSL3000       464287689   2,816  SH    43,140   SOLE  NONE    43,140 0    0
ISHRS TR   RUSL 3000VL    464287663  24,257  SH   322,436   SOLE  NONE   312,344 0 10,092
ISHRS TR   SP 500 IDX     464287200     383  SH     3,422   SOLE  NONE     3,422 0    0
SPDR TR    DJWS REIT ETF  78464A607   2,951  SH    59,962   SOLE  NONE    54,115 0  5,847
SP IDX FD  DJWS INTL REAL 78463X863  22,927  SH   657,114   SOLE  NONE   639,952 0 17,162
VGD FSD    REIT ETF       922908553  46,349  SH 1,035,953   SOLE  NONE 1,008,935 0 27,018
VGD FDS    STK MRK ETF    922908769 102,734  SH 1,822,501   SOLE  NONE 1,764,837 0 57,664


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